UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Legg Mason International Equities Limited
Address: Esemplia Emerging Markets
         9th Floor, 10 Exchange Square, Primrose St
         London, England  EC2A 2EN

13F File Number:  28-6251

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jim Kandunias
Title:     Compliance Officer
Phone:     44-20-7858-3020

Signature, Place, and Date of Signing:

     Jim Kandunias     London, England     November 14, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $338,319 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-1700                       Legg Mason, Inc.
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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED SEMICONDUCTOR ENGR    SPONSORED ADR    00756M404     1271   301132 SH       DEFINED 1              301132        0        0
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105    18777   850378 SH       DEFINED 1              850378        0        0
AU OPTRONICS CORP              SPONSORED ADR    002255107        1       62 SH       DEFINED 1                  62        0        0
BAIDU INC                      SPON ADR REP A   056752108    18340   171544 SH       DEFINED 1              171544        0        0
COMPANIA DE MINAS BUENAVENTU   SPONSORED ADR    204448104      412    10900 SH       DEFINED 1               10900        0        0
CREDICORP LTD                  COM              G2519Y108    21600   234264 SH       DEFINED 1              234264        0        0
DR REDDYS LABS LTD             ADR              256135203     7635   256196 SH       DEFINED 1              256196        0        0
GAFISA S A                     SPONS ADR        362607301    23305  4038921 SH       DEFINED 1             4038921        0        0
GERDAU S A                     SPONSORED ADR    373737105    12300  1725096 SH       DEFINED 1             1725096        0        0
GOL LINHAS AEREAS INTLG S A    SP ADR REP PFD   38045R107     1436   258100 SH       DEFINED 1              258100        0        0
ISHARES INC                    MSCI TAIWAN      464286731     8447   715237 SH       DEFINED 1              715237        0        0
ISHARES TR                     MSCI EMERG MKT   464287234     1715    48857 SH       DEFINED 1               48857        0        0
ITAU UNIBANCO HLDG SA          SPON ADR REP PFD 465562106    61243  3946061 SH       DEFINED 1             3946061        0        0
MECHEL OAO                     SPON ADR PFD     583840509     4499  1124701 SH       DEFINED 1             1124701        0        0
MECHEL OAO                     SPONSORED ADR    583840103     3071   301312 SH       DEFINED 1              301312        0        0
NII HLDGS INC                  CL B NEW         62913F201     8092   300232 SH       DEFINED 1              300232        0        0
PETROLEO BRASILEIRO SA PETRO   SP ADR NON VTG   71654V101     6201   299272 SH       DEFINED 1              299272        0        0
SILICONWARE PRECISION INDS L   SPONSD ADR SPL   827084864      535   111734 SH       DEFINED 1              111734        0        0
SOUTHERN COPPER CORP           COM              84265V105    28240  1130030 SH       DEFINED 1             1130030        0        0
STERLITE INDS INDIA LTD        ADS              859737207     9063   983984 SH       DEFINED 1              983984        0        0
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR    874039100      891    77920 SH       DEFINED 1               77920        0        0
TAM SA                         SP ADR REP PFD   87484D103      635    40700 SH       DEFINED 1               40700        0        0
TATA MTRS LTD                  SPONSORED ADR    876568502     5869   381589 SH       DEFINED 1              381589        0        0
TIM PARTICIPACOES S A          SPONSORED ADR    88706P205     9025   383043 SH       DEFINED 1              383043        0        0
TRANSATLANTIC PETROLEUM LTD    SHS              G89982105      524   638297 SH       DEFINED 1              638297        0        0
VALE S A                       ADR REPSTG PFD   91912E204    74856  3564529 SH       DEFINED 1             3564529        0        0
VALE S A                       ADR              91912E105     1746    76570 SH       DEFINED 1               76570        0        0
ZHONGPIN INC                   COM              98952K107     8590  1130166 SH       DEFINED 1             1130166        0        0
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